UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Barry N. Hurwitz, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of September 30, 2014

(unaudited)

COMMON STOCKS — 73.0% OF TOTAL NET ASSETS

	Shares	Value(a)
Banks - Money Center – 11.5%
Citigroup Inc.	500,000	$ 25,910,000
Morgan Stanley	710,000	24,544,700
		50,454,700

Biotechnology – 5.1%
Gilead Sciences, Inc. (b)	210,000	22,354,500

Electronic Components – 9.9%
Avago Technologies Limited	80,000	6,960,000
Micron Technology, Inc. (b)	406,500	13,926,690
SanDisk Corporation	230,000	22,528,500
		43,415,190

Health Care Services – 13.4%
HCA Holdings, Inc. (b)	330,000	23,271,600
Tenet Healthcare Corporation (b)	350,000	20,786,500
Universal Health Services, Inc.	140,000	14,630,000
		58,688,100

Hotels and Restaurants – 1.1%
Hilton Worldwide Holdings Inc. (b)	200,000	4,926,000

Housing and Building Materials – 17.4%
D.R. Horton, Inc.	1,260,000	25,855,200
Lennar Corporation	700,000	27,181,000
Toll Brothers, Inc. (b)	750,000	23,370,000
		76,406,200

Insurance – 4.0%
MetLife, Inc.	130,000	6,983,600
Prudential Financial, Inc.	120,000	10,552,800
		17,536,400

Leisure – 5.1%
Polaris Industries Inc.	149,000	22,318,710

Retail – 5.5%
Foot Locker, Inc.	220,000	12,243,000
Signet Jewelers Limited	105,000	11,960,550
		24,203,550

TOTAL COMMON STOCKS (Identified cost $301,148,573)		320,303,350

BONDS — 26.7% OF TOTAL NET ASSETS	Face Amount
United States Treasury – 26.7%
United States Treasury Notes, 0.250%, 10/31/2014	$ 4,500,000	4,500,702
United States Treasury Notes, 0.250%, 11/30/2014	44,500,000	44,513,884
United States Treasury Notes, 0.250%, 03/31/2015	27,500,000	27,526,868
United States Treasury Notes, 0.250%, 11/30/2015	15,000,000	15,009,375
United States Treasury Notes, 0.375%, 08/31/2015	11,000,000	11,027,929
United States Treasury Notes, 0.375%, 05/31/2016	14,500,000	14,485,268
TOTAL BONDS (Identified cost $116,982,674)		117,064,026

SHORT-TERM INVESTMENT — 0.3% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/30/2014 at 0.00% to be repurchased at $1,280,000 on 10/01/2014 collateralized by $1,375,000 US Treasury Note, 1.625% due 08/15/2022 valued at $1,309,688 including interest. (Cost $1,280,000)	1,280,000	1,280,000

TOTAL INVESTMENTS — 100.0% (Identified cost $419,411,247)(c)		438,647,376
Cash and receivables		1,076,370
Liabilities		(1,132,414)
TOTAL NET ASSETS — 100.0%		$438,591,332

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Classification
Investments in Securities-Assets
Common Stocks*	$320,303,350	$—	$—
Debt Securities
United States Treasury Notes	—	117,064,026	—
Repurchase Agreement	—	1,280,000	—
Total	$320,303,350	$118,344,026	$—

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

Non-income producing security.

(c)

Federal Tax Information: At September 30, 2014, the net unrealized appreciation on investments, based on cost of $419,578,728 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$24,064,551
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,995,903)
$19,068,648

The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of September 30, 2014

(unaudited)

COMMON STOCKS — 99.3% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS – 38.3%	Shares	Value(a)

Lodging and Resorts – 38.3%
Ashford Hospitality Trust, Inc.	1,900,000	$ 19,418,000
Chesapeake Lodging Trust	1,197,900	34,918,785
Host Hotels & Resorts, Inc.	2,700,490	57,601,452
LaSalle Hotel Properties	1,715,000	58,721,600
Pebblebrook Hotel Trust	605,000	22,590,700
RLJ Lodging Trust	3,554,000	101,182,380
Ryman Hospitality Properties, Inc.	1,280,100	60,548,730
Strategic Hotels & Resorts, Inc. (b)	5,080,000	59,182,000
Summit Hotel Properties, Inc.	2,219,000	23,920,820
		438,084,467
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $364,706,352)		438,084,467

OTHER COMMON STOCKS – 61.0%

Banks - Money Center – 15.8%
Bank of America Corporation	2,300,000	39,215,000
Citigroup Inc.	1,290,000	66,847,800
Morgan Stanley	2,150,000	74,325,500
		180,388,300

Hotels and Restaurants – 10.7%
Hilton Worldwide Holdings Inc. (b)	2,430,000	59,850,900
Marriott International, Inc.	900,000	62,910,000
		122,760,900

Housing and Building Materials – 21.9%
D.R. Horton, Inc.	2,850,000	58,482,000
Lennar Corporation	1,870,000	72,612,100
PulteGroup, Inc.	3,200,000	56,512,000
Toll Brothers, Inc. (b)	2,020,000	62,943,200
		250,549,300

Real Estate Services – 12.6%
CBRE Group, Inc. (b)	1,945,000	57,844,300
Jones Lang LaSalle Incorporated	680,000	85,911,200
		143,755,500

TOTAL OTHER COMMON STOCKS (Identified cost $664,903,866)		697,454,000
TOTAL COMMON STOCKS (Identified cost $1,029,610,218)		1,135,538,467

SHORT-TERM INVESTMENT — 1.2% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing
Corporation, dated 09/30/2014 at 0.00% to be repurchased at
$13,610,000 on 10/01/2014 collateralized by $13,990,000 US	Face Amount
Treasury Note, 2.125% due 09/30/2021 valued at $13,885,075 including interest. (Cost $13,610,000)	$13,610,000	13,610,000

TOTAL INVESTMENTS — 100.5% (Identified cost $1,043,220,218)(c)		1,149,148,467
Cash and receivables		3,889,638
Liabilities		(9,453,263)
TOTAL NET ASSETS — 100.0%		$1,143,584,842

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Classification
Investments in Securities-Assets
Common Stocks*	$1,135,538,467	$—	$—
Debt Securities
Repurchase Agreement	—	13,610,000	—
Total	$1,135,538,467	$13,610,000	$—

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

Non-income producing security.

(c)

Federal Tax Information: At September 30, 2014, the net unrealized appreciation on investments, based on cost of $1,044,356,719 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$127,091,605
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(22,299,857)
$104,791,748

The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to the differing treatments of wash sale losses deferred.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of September 30, 2014

(unaudited)

COMMON STOCKS — 100.3% OF TOTAL NET ASSETS

	Shares	Value(a)
Banks - Money Center – 18.2%
Bank of America Corporation	4,350,000	$ 74,167,500
Citigroup Inc. (b)	1,680,000	87,057,600
Morgan Stanley (b)	2,550,000	88,153,500
		249,378,600
Biotechnology – 7.5%
Gilead Sciences, Inc. (b)(c)	960,000	102,192,000

Business Services – 2.9%
FEDEX Corporation	250,000	40,362,500

Electronic Components – 13.5%
Avago Technologies Limited	780,000	67,860,000
Micron Technology, Inc. (c)	1,010,000	34,602,600
SanDisk Corporation	850,000	83,257,500
		185,720,100
Health Care Services – 18.8%
Community Health Systems, Inc. (c)	815,000	44,653,850
HCA Holdings, Inc. (b)(c)	1,075,000	75,809,000
Tenet Healthcare Corporation (c)	1,165,000	69,189,350
Universal Health Services, Inc.	650,000	67,925,000
		257,577,200
Housing and Building Materials – 20.8%
D.R. Horton, Inc.	3,492,900	71,674,308
Lennar Corporation (b)	3,400,000	132,022,000
Toll Brothers, Inc. (b)(c)	2,610,000	81,327,600
		285,023,908
Leisure – 5.4%
Polaris Industries Inc. (b)	490,000	73,397,100

Light Capital Goods – 4.1%
Lam Research Corporation	750,000	56,025,000

Retail – 6.8%
Foot Locker, Inc.	375,000	20,868,750
Signet Jewelers Limited	640,000	72,902,400
		93,771,150
Textile and Apparel – 2.3%
V.F. Corporation	485,000	32,024,550

TOTAL COMMON STOCKS (Identified cost $1,263,544,789)		1,375,472,108

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing
Corporation, dated 09/30/2014 at 0.00% to be repurchased at
$7,585,000 on 10/01/2014 collateralized by $7,800,000 US	Face Amount
Treasury Note, 2.125% due 09/30/2021 valued at $7,741,500
including interest. (Cost $7,585,000)	$7,585,000	7,585,000

TOTAL INVESTMENTS — 100.9% (Identified cost $1,271,129,789)(d)		1,383,057,108
Cash and receivables		538,002,295
Liabilities		(550,266,109)
TOTAL NET ASSETS — 100.0%		$1,370,793,294

SECURITIES SOLD SHORT

BONDS — 35.1% OF TOTAL NET ASSETS	Face Amount	Value(a)
United States Treasury – 35.1%
United States Treasury Bonds, 2.750%, 08/15/2042	$270,000,000	$ 247,556,250
United States Treasury Bonds, 3.125%, 02/15/2042	100,000,000	99,078,100
United States Treasury Bonds, 3.125%, 02/15/2043	80,000,000	78,875,040
United States Treasury Bonds, 3.750%, 11/15/2043	50,000,000	55,281,250
TOTAL BONDS (Proceeds $483,455,389)		480,790,640

TOTAL SECURITIES SOLD SHORT – 35.1%		$ 480,790,640

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Classification
Investments in Securities-Assets
Common Stocks*	$1,375,472,108	$—	$—
Debt Securities
Repurchase Agreement	—	7,585,000	—
Total	$1,375,472,108	$7,585,000	$—

Investments in Securities-Liabilities
Debt Securities
United States Treasury	$—	$480,790,640	—
Total	$—	$480,790,640	$—

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at September 30, 2014 was $389,265,100 and the value of cash held in a segregated account was $455,052,363.

(c)

Non-income producing security.

(d)

Federal Tax Information: At September 30, 2014, the net unrealized appreciation on investments held long, based on cost of $1,280,104,732 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$131,817,677
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(28,865,301)
$102,952,376

The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX99_CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date: November 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date: November 13, 2014

By:	/S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: November 13, 2014